Regulatory Matters	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Regulatory Accounting [Text Block]	Regulatory Matters

The following is a list of regulatory assets and liabilities reflected on the Registrants’ respective Consolidated Balance Sheets as of December 31, 2019 and 2018. The “amortization through” columns indicate the latest year when a regulatory asset or regulatory liability category will be fully amortized:

	December 31, 2019
	CenterPoint Energy		Houston Electric		CERC
	Amortization Through	(in millions)	Amortization Through	(in millions)	Amortization Through	(in millions)
Regulatory Assets:
Current regulatory assets (1)	2020	$12	n/a	$—	2020	$12
Non-current regulatory assets:
Securitized regulatory assets	2024	788	2024	788	n/a	—
Unrecognized equity return (2)	2024	(168)	2024	(168)	n/a	—
Unamortized loss on reacquired debt (3)	2046	62	2046	62	n/a	—
Pension and postretirement-related regulatory asset (3)	Various (a)	637	TBD (b)	34	Various (a)	22
Hurricane Harvey restoration costs (3)	Various	68	TBD (b)	64	TBD (c)	4
Regulatory assets related to TCJA (3) (4)	Various	30	TBD (b)	23	2023	7
Asset retirement obligation (3)	Perpetual	131	Perpetual	26	Perpetual	94
Other regulatory assets-not earning a return (5)	Various (d)	147	Various	57	Various	48
Other regulatory assets	Various	422	Various	29	Various	16
Total non-current regulatory assets		2,117		915		191
Total regulatory assets		2,129		915		203
Regulatory Liabilities:
Current regulatory liabilities (6)	2020	47	n/a	—	2020	47
Non-current regulatory liabilities:
Regulatory liabilities related to TCJA (4)	Various	1,582	TBD (b)	821	Various	442
Estimated removal costs	Various	1,429	Various	244	Various	637
Other regulatory liabilities	Various	463	Various	223	Various	140
Total non-current regulatory liabilities		3,474		1,288		1,219
Total regulatory liabilities		3,521		1,288		1,266
Total regulatory assets and liabilities, net		$(1,392)		$(373)		$(1,063)

(a)	Pension and postretirement-related regulatory assets balances are measured annually, and the ending amortization period may change based on the actuarial valuation.

(b)	The recovery and amortization of these amounts are to be determined upon receipt of the final order.

(c)	The recovery and amortization of a portion of these amounts are expected to be determined in the next rate case.

(d)	Other regulatory assets not-earning a return includes items with different amortization periods; therefore, the amortization is accounted for through various periods.

	December 31, 2018
	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Regulatory Assets:
Current regulatory assets (1)	$77	$—	$77
Non-current regulatory assets:
Securitized regulatory assets	1,059	1,059	—
Unrecognized equity return (2)	(213)	(213)	—
Unamortized loss on reacquired debt (3)	68	68	—
Pension and postretirement-related regulatory asset (3)	725	33	30
Hurricane Harvey restoration costs (3)	68	64	4
Regulatory assets related to TCJA (3) (4)	33	23	10
Asset retirement obligation (3)	109	24	85
Other regulatory assets-not earning a return (3)	81	55	26
Other regulatory assets	37	11	26
Total non-current regulatory assets	1,967	1,124	181
Total regulatory assets	2,044	1,124	258
Regulatory Liabilities:
Current regulatory liabilities (6)	38	17	21
Non-current regulatory liabilities:
Regulatory liabilities related to TCJA (4)	1,323	847	476
Estimated removal costs	886	269	617
Other regulatory liabilities	316	182	134
Total non-current regulatory liabilities	2,525	1,298	1,227
Total regulatory liabilities	2,563	1,315	1,248
Total regulatory assets and liabilities, net	$(519)	$(191)	$(990)

(1)	Current regulatory assets are included in Prepaid expenses and other current assets in the Registrants’ respective Consolidated Balance Sheets.

(2)
The unrecognized equity return will be recognized as it is recovered in rates through 2024. The timing of CenterPoint Energy’s and Houston Electric’s recognition of the equity return will vary each period based on amounts actually collected during the period. The actual amounts recognized are adjusted at least annually to correct any over-collections or under-collections during the preceding 12 months.

	Year Ended December 31,
	2019		2018		2017
	CenterPoint Energy	Houston Electric	CenterPoint Energy	Houston Electric	CenterPoint Energy	Houston Electric
	(in millions)
Allowed equity return recognized	$45	$45	$74	$74	$42	$42

(3)	Substantially all of these regulatory assets are not earning a return.

(4)	The EDIT and deferred revenues will be recovered or refunded to customers as required by tax and regulatory authorities. See Note 15 for additional information.

(5)
Regulatory assets acquired in the Merger and not earning a return were recorded at fair value as of the Merger Date. Such fair value adjustments are recognized over time until the regulatory asset is recovered.

(6)	Current regulatory liabilities are included in Other current liabilities in each of the Registrants’ respective Consolidated Balance Sheets.

Houston Electric Base Rate Case (CenterPoint Energy and Houston Electric)

On April 5, 2019, and subsequently adjusted in errata filings in May and June 2019, Houston Electric filed its base rate application with the PUCT and the cities in its service area seeking approval for revenue increases of approximately $194 million, exclusive of the EDIT refund discussed below.

The key proposals of the base rate case included:

•	a rate base of $6.4 billion with a 50% debt/50% equity capital structure and a 10.4% ROE;

•	a prudency determination on all capital investments made by Houston Electric since January 1, 2010;

•	the establishment of a rider to refund unprotected EDIT resulting from the TCJA; and

•	updated depreciation rates and approval to recover other costs.

On September 16, 2019, the ALJs issued a PFD. The PUCT began deliberating on the PFD (which is prepared by ALJs at a different state agency) during its November 14, 2019 open meeting, but delayed final determination for further consideration. The PUCT again discussed the Houston Electric rate case at its December 13, 2019 open meeting and concluded that the PUCT would consider settlement a reasonable approach to resolving the rate case and noted that Houston Electric had indicated settlement negotiations were already underway. Houston Electric updated the PUCT at its January 16, 2020 open meeting regarding the status of settlement discussions, indicating that the parties were working on a settlement and anticipated a final settlement in the near future. On January 23, 2020, Houston Electric filed a Stipulation and Settlement Agreement with the PUCT, which provides for the following, among other things:

•	an overall revenue requirement increase of approximately $13 million;

•	an ROE of 9.4%;

•	a capital structure of 57.5% debt/42.5% equity;

•	a refund of unprotected EDIT of $105 million plus carrying costs over approximately 30-36 months; and

•	recovery of all retail transmission related costs through the TCRF.

Also, Houston Electric is not required to make a one-time refund of capital recovery from its TCOS and DCRF mechanisms. Future TCOS filings will take into account both ADFIT and EDIT until the final order from Houston Electric’s next base rate proceeding. No rate base items are expected to be written off; however, approximately $12 million in rate case expenses were written off in 2019. A base rate case application must be filed for Houston Electric no later than four years from the date of the PUCT’s final order in the proceeding. Additionally, Houston Electric will not file a DCRF in 2020, nor will a subsequent separate proceeding with the PUCT be instituted regarding EDIT on Houston Electric’s securitized assets.

Furthermore, under the terms of the Stipulation and Settlement Agreement, Houston Electric agreed to adopt certain ring-fencing measures to increase its financial separateness from CenterPoint Energy, which include the following:

•
Houston Electric’s credit agreements and indentures shall not contain cross-default provisions by which a default by CenterPoint Energy or its other affiliates would cause a default at Houston Electric;

•
The financial covenant in Houston Electric’s credit agreement shall not be related to any entity other than Houston Electric. Houston Electric shall not include in its debt or credit agreements any financial covenants or rating agency triggers related to any entity other than Houston Electric;

•
Houston Electric shall not pledge its assets in respect of or guarantee any debt or obligation of any of its affiliates. Houston Electric shall not pledge, mortgage, hypothecate, or grant a lien upon the property of Houston Electric except pursuant to an exception in effect in Houston Electric’s current credit agreement, such as Houston Electric’s first mortgage and general mortgage;

•	Houston Electric shall maintain its own stand-alone credit facility, and Houston Electric shall not share its credit facility with any regulated or unregulated affiliate;

•	Houston Electric shall maintain ratings with all three major credit ratings agencies;

•	Houston Electric shall maintain a stand-alone credit rating;

•	Houston Electric’s first mortgage bonds and general mortgage bonds shall be secured only with assets of Houston Electric;

•	No Houston Electric assets may be used to secure the debt of CenterPoint Energy or its other affiliates;

•
Houston Electric shall not hold out its credit as being available to pay the debt of any affiliates (provided that, for the avoidance of doubt, Houston Electric is not considered to be holding its credit out to pay the debt of affiliates, or in breach of any other ring-fencing measure, with respect to the $68 million of Houston Electric general mortgage bonds that currently serve as collateral for certain outstanding CenterPoint Energy pollution control bonds);

•
Without prior approval of the PUCT, neither CenterPoint Energy nor any affiliate of CenterPoint Energy (excluding Houston Electric) may incur, guarantee, or pledge assets in respect of any incremental new debt that is dependent on: (1) the revenues of Houston Electric in more than a proportionate degree than the other revenues of CenterPoint Energy; or (2) the equity of Houston Electric;

•
Houston Electric shall not transfer any material assets or facilities to any affiliates, other than a transfer that is on an arm’s length basis consistent with the PUCT’s affiliate standards applicable to Houston Electric;

•	Except for its participation in an affiliate money pool, Houston Electric shall not commingle its assets with those of other CenterPoint Energy affiliates;

•	Except for its participation in an affiliate money pool, Houston Electric shall not lend money to or borrow money from CenterPoint Energy; and

•	Houston Electric shall notify the PUCT if its issuer credit rating or corporate credit rating as rated by any of the three major rating agencies falls below investment grade.

The PUCT approved the settlement at its February 14, 2020 open meeting. A final order from the PUCT is currently expected during the first quarter of 2020; however, motions for rehearing, if granted, could result in the order being issued after the first quarter of 2020. The rates are expected to be implemented 45 days after the final order is issued.

CenterPoint Energy and Houston Electric record pre-tax expense for (i) probable disallowances of capital investments and (ii) customer refund obligations and costs deferred in regulatory assets when recovery of such amounts is no longer considered probable.